Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenues
Software		$ 62	$ 136
Wireless system solution	173	1,130	8,683
-Third Party	173	1,130	8,683
Total revenues	173	1,192	8,819
Cost of sales
Software	25	40	61
Wireless system solution	324	948	5,557
-Third Party	324	948	5,557
Total cost of sales	349	988	5,618
Gross profit	(176)	204	3,201
Operating expenses
Selling and marketing expenses	101	134	153
General and administrative expenses	1,471	1,917	3,355
Research and development expenses		55	288
Total Operating expenses	1,572	2,106	3,796
Loss from operations	(1,748)	(1,902)	(595)
Other income (expense)
Interest income	289	400	29
Loss of net investment in sales-type leases
Other income, net	1,240	1,342	1,593
- Related party	1	6	45
-Third Party	1,239	1,336	1,548
Total other income, net	1,529	1,742	1,622
Income (Loss) before income tax expenses	(219)	(160)	1,027
Income tax expenses
Net Income (Loss)	(219)	(160)	1,027
Other comprehensive income
Foreign currency translation gain (loss)	48	(867)	(686)
Comprehensive income(loss)	$ (171)	$ (1,027)	$ 341
Income (Loss) per ordinary share:
Basic and Diluted	$ (0.16)	$ (0.11)	$ 0.73
Weighted average number of ordinary shares outstanding Basic and Diluted	1,405,000	1,405,000	1,405,000